Intangible assets and goodwill	12 Months Ended
Dec. 31, 2011
Intangible assets and goodwill
Intangible assets and goodwill

10.  Intangible assets and goodwill

A.	Intangible assets

Intangible assets are comprised of the following:

		December 31, 2011
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,811	$(213)	$2,598
Intellectual property	11	1,794	(244)	1,550
Other	11	299	(97)	202
Total finite-lived intangible assets	13	4,904	(554)	4,350
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,922	$(554)	$4,368

		December 31, 2010
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	17	$630	$(108)	$522
Intellectual property	9	306	(166)	140
Other	13	197	(72)	125
Total finite-lived intangible assets	14	1,133	(346)	787
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$1,151	$(346)	$805

		December 31, 2009
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	18	$396	$(75)	$321
Intellectual property	10	211	(143)	68
Other	11	130	(54)	76
Total intangible assets	15	$737	$(272)	$465

During 2011, we acquired finite-lived intangible assets aggregating $4,167 million primarily due to purchases of Bucyrus International, Inc. ($3,901 million), Pyroban Group Ltd. ($41 million) and MWM Holding GmbH ($221 million).  See Note 23 for details on these business combinations.

As described in Note 25, we sold customer relationship intangibles of $63 million associated with the divestiture of a portion of the Bucyrus distribution business in December 2011.  Additionally, $186 million of customer relationship intangibles were classified as held for sale at December 31, 2011, and are not included in the table above.

During 2010, we acquired finite-lived intangible assets aggregating $409 million primarily due to purchases of Electro-Motive Diesel, Inc. (EMD) ($329 million), GE Transportation’s Inspection Products business ($28 million), JCS Company, Ltd. (JCS) ($12 million) and FCM Rail Ltd. (FCM) ($10 million).  Also, associated with the purchase of EMD, we acquired $18 million of indefinite-lived intangible assets.  See Note 23 for details on these business combinations.

Finite-lived intangible assets are amortized over their estimated useful lives and tested for impairment if events or changes in circumstances indicate that the asset may be impaired.  Indefinite-lived intangible assets are tested for impairment at least annually.

Amortization expense related to intangible assets was $233 million, $76 million and $61 million for 2011, 2010 and 2009, respectively.

Amortization expense related to intangible assets is expected to be:

(Millions of dollars)

2012	2013	2014	2015	2016	Thereafter
$389	$382	$379	$373	$364	$2,481

B.   Goodwill

During 2011, we acquired net assets with related goodwill aggregating $5,026 million primarily due to purchases of Bucyrus International, Inc. ($4,616 million), Pyroban Group Ltd. ($23 million) and MWM Holding GmbH ($387 million).  See Note 23 for details on the acquisition of these assets.

During 2010, we acquired net assets with related goodwill of $286 million as part of the purchase of EMD.  In 2010, we also acquired net assets with related goodwill as part of the purchases of FCM ($17 million), GE Transportation’s Inspection Products business ($15 million), JCS ($8 million) and other acquisitions ($8 million).  See Note 23 for details on the acquisition of these assets.

See Note 1L regarding the accounting policy for goodwill and impairment testing.  No goodwill was impaired during 2011 or  2010.  As described in Note 25, goodwill of $113 million was allocated to divestitures, primarily related to the divestiture of a portion of the Bucyrus distribution business in December 2011.  No goodwill was disposed of in 2010 or 2009.

The 2009 annual impairment test, completed in the fourth quarter, indicated the fair value of each of our reporting units was above its respective carrying value with the exception of our Forest Products reporting unit, included in the Resource Industries segment.  Because the carrying value of Forest Products exceeded its fair value, step two in the impairment test process was required.  We allocated the fair value to the unit’s assets and liabilities and determined the implied fair value of the goodwill was insignificant.  Accordingly, a goodwill impairment charge of $22 million for Forest Products was recognized in Other operating (income) expense in Statement 1.  The primary factor contributing to the impairment was the historic decline in demand for purpose built forest product machines caused by the significant reduction in U.S. housing construction, lower prices for pulp, paper, and wood product commodities, and reduced capital availability in the forest products industry.

As discussed in Note 22 — Segment Information, during the first quarter of 2011, we revised our reportable segments in line with the changes to our organizational structure that were announced during 2010.  Our reporting units did not significantly change as a result of the changes to our reportable segments.

The changes in carrying amount of goodwill by reportable segment for the years ended December 31, 2011, 2010 and 2009 were as follows:

(Millions of dollars)	Construction Industries	Resource Industries	Power Systems	Other[1]	Consolidated Total
Balance at January 1, 2009	$319	$66	$1,747	$129	$2,261
Impairments	—	(22)	—	—	(22)
Other adjustments[2]	23	3	4	—	30
Balance at December 31, 2009	342	47	1,751	129	2,269
Business combinations	5	3	326	—	334
Other adjustments[2]	10	1	—	—	11
Balance at December 31, 2010	357	51	2,077	129	2,614
Business combinations	—	4,616	410	—	5,026
Business divestitures[3]	—	(101)	—	(12)	(113)
Held for sale[3]	—	(296)	—	—	(296)
Other adjustments[2]	21	(171)	(1)	—	(151)
Balance at December 31, 2011	$378	$4,099	$2,486	$117	$7,080

[1]      Includes all other operating segments (See Note 22).

[2]      Other adjustments are comprised primarily of foreign currency translation.

[3]      See Note 25 for additional information.